Finance Lease Receivables, Net - Summary of Finance Lease Receivables (Detail)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
Finance lease receivables	¥ 1,161,811,131	$ 168,446,780	¥ 2,716,511,586
Add: unamortized initial direct costs	380,815	55,213	388,585
Less: unearned income	(80,532,057)	(11,676,051)	(241,256,613)
Less: allowance for finance lease receivables—collective	(22,171,266)	(3,214,531)	(32,216,759)
Total finance lease receivables, net	1,059,488,623	153,611,411	2,443,426,799
Finance lease receivables—current	799,438,656	115,907,710	1,414,164,625
Finance lease receivables—non-current	¥ 260,049,967	$ 37,703,701	¥ 1,029,262,174